                            Jones & Babson, Inc.
                           BMA Tower, 700 Karnes Blvd.
                           Kansas City, Missouri 64108

                                  816-751-5923

December 7, 2001

FILED VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Buffalo Funds (the "Funds")
     Rule 497(j) filing
     SEC File Nos. 333-56018, 811-10303,
     Post Effective Amendment No. 3

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of
1933, as amended (the "1933 Act"), this letter serves as
certification that the form of Prospectus and Statement of
Additional Information that would have been filed under
paragraph (c) of Rule 497 would not have differed from those contained in the respective Post-Effective Amendments
referenced above under the 1933 Act (the "Post Effective
Amendment") to the Registration Statement of the Funds.  The
Post Effective Amendments were filed with the Securities and
Exchange Commission electronically on December 5, 2001.

      Please direct any questions or comments relating to
this certification to me at the above phone number.

                                    Very truly yours,

                                    /s/ Martin A. Cramer
                                    ------------------------
                                    Martin A. Cramer

cc: Michael P. O'Hare
    William G. Cooke